Intangible assets, net (Summary of Group's Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Intangible assets, net [Line Items]
Gross carrying amount	¥ 3,632,101		¥ 3,845,254
Less: accumulated amortization	(1,378,202)		(751,642)
Less: accumulated impairment	(7,937)		(11,353)
Intangible assets, net	2,245,962	$ 344,209	3,082,259
Operating rights
Intangible assets, net [Line Items]
Gross carrying amount	46,251		46,251
Less: accumulated amortization	(45,545)		(45,458)
Trademark
Intangible assets, net [Line Items]
Gross carrying amount	2,348,814		2,497,480
Less: accumulated amortization	(428,357)		(208,128)
User Base
Intangible assets, net [Line Items]
Gross carrying amount	1,004,681		1,069,668
Less: accumulated amortization	(753,317)		(366,139)
Non-compete agreement
Intangible assets, net [Line Items]
Gross carrying amount	78,951		84,412
Less: accumulated amortization	(78,951)		(70,348)
Software
Intangible assets, net [Line Items]
Gross carrying amount	55,284		56,053
Less: accumulated amortization	(51,509)		(46,696)
Domain names
Intangible assets, net [Line Items]
Gross carrying amount	7,809		7,567
Less: accumulated amortization	(3,510)		(2,508)
Technology
Intangible assets, net [Line Items]
Gross carrying amount	17,662		18,237
Less: accumulated amortization	(11,676)		(11,916)
License
Intangible assets, net [Line Items]
Gross carrying amount	63,428		63,428
Less: accumulated amortization	(4,580)		(358)
Others
Intangible assets, net [Line Items]
Gross carrying amount	9,221		2,158
Less: accumulated amortization	¥ (757)		¥ (91)